Concentration of Risks (Details) - Credit Risk [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Concentration of Risks [Line Items]
Deposit amount	¥ 36,239	$ 5,104	¥ 5,908
Deposit insurance limit	¥ 500